CONSOLIDATED STATEMENT OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit (Loss) for the year	$ 224,435,000	$ 61,127,000	$ (232,950,000)
Adjustments for:
Income tax expense	170,474,000	67,271,000	47,863,000
Depreciation	96,692,000	88,969,000	118,073,000
Loss on disposal of property, plant and equipment	73,000	787,000	417,000
Impairment loss for non-financial assets	0	4,334,000	133,864,000
Write-off of unsuccessful exploration efforts	25,789,000	12,262,000	52,652,000
Accrual of borrowing's interests	36,360,000	44,378,000	48,690,000
Borrowings cancellation costs	5,141,000	6,308,000	0
Amortization of other long-term liabilities	(2,407,000)	(223,000)	(387,000)
Unwinding of long-term liabilities	6,026,000	5,079,000	5,894,000
Accrual of share-based payment	11,038,000	6,621,000	8,444,000
Foreign exchange (gain) loss	(19,725,000)	(5,049,000)	3,594,000
Unrealized (gain) loss on commodity risk management contracts	(13,023,000)	(463,000)	12,978,000
Income tax paid	(33,355,000)	(65,273,000)	(25,193,000)
Changes in working capital	(40,047,000)	(9,351,000)	(5,240,000)
Cash flows from operating activities - net	467,471,000	216,777,000	168,699,000
Cash flows from investing activities
Purchase of property, plant and equipment	(168,808,000)	(129,258,000)	(75,298,000)
Acquisition of business, net of cash acquired	0	0	(272,335,000)
Proceeds from disposal of long-term assets	15,135,000	2,700,000	0
Cash flows used in investing activities - net	(153,673,000)	(126,558,000)	(347,633,000)
Cash flows from financing activities
Proceeds from borrowings	0	172,174,000	350,000,000
Debt issuance costs paid	0	(2,019,000)	(7,507,000)
Principal paid	(172,522,000)	(274,934,000)	(3,575,000)
Interest paid	(36,514,000)	(42,592,000)	(37,594,000)
Borrowings cancellation and other costs paid	(9,118,000)	(12,908,000)	0
Lease payments	(7,851,000)	(7,518,000)	(9,380,000)
Repurchase of shares	(36,265,000)	(11,841,000)	(4,009,000)
Cash distribution	(24,282,000)	(7,224,000)	(4,859,000)
Payments for transactions with former non-controlling interest	0	(3,580,000)	(11,931,000)
Cash flows (used in) from financing activities - net	(286,552,000)	(190,442,000)	271,145,000
Net increase (decrease) in cash and cash equivalents	27,246,000	(100,223,000)	92,211,000
Cash and cash equivalents at January 1	100,604,000	201,907,000	111,180,000
Currency translation differences	993,000	(1,080,000)	(1,484,000)
Cash and cash equivalents at the end of the year	128,843,000	100,604,000	201,907,000
Ending Cash and cash equivalents are specified as follows:
Cash in bank and bank deposits	128,831,000	100,587,000	201,884,000
Cash in hand	12,000	17,000	23,000
Cash and cash equivalents	$ 128,843,000	$ 100,604,000	$ 201,907,000